MERGER WITH DHC (Details Narrative) - USD ($)	Jun. 30, 2024	Mar. 14, 2024
DHC [Member]
Business Acquisition [Line Items]
Transaction costs	$ 78,347	$ 4,121,000
DHC [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Transaction costs	$ 3,262,708
DHC [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Transaction costs		$ 858,292
Combined Company [Member] | Prior BEN Shareholders [Member]
Business Acquisition [Line Items]
Ownership percentage		76.00%